Investor A C Institutional and Class R [Member] N-1A Cover	Mar. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BLACKROCK ADVANTAGE SMID CAP FUND, INC.
Entity Central Index Key	0000230382
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Prospectus Date	Jul. 29, 2026